Convertible Debt and Promissory Notes- ReShape - Schedule of Convertible Debt and Accrued Expense (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Current portion
Total	$ 4,034,481	$ 3,589,410
Conversion rate at 70% of Merger Valuation [Member]
Current portion
Total	700,494	487,206
Conversion rate at 75% of Qualified Financing [Member]
Current portion
Total	$ 3,333,887	$ 3,102,204